Borrowings - Breakdown for non-current and current borrowings (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Borrowings
Beginning balance	€ 68,101
Repayments	(55,519)	€ (59,803)
Proceeds	114,768	€ 80,034
Net foreign exchange difference	(1,061)
Ending balance	126,289
Portion classified as current liabilities	(98,219)
Non-current portion	28,070		€ 32,381
Within one year
Borrowings
Ending balance	98,219
In the second year
Borrowings
Ending balance	16,676
In the third year
Borrowings
Ending balance	625
Over three years
Borrowings
Ending balance	10,769
Guaranteed
Borrowings
Beginning balance	8,580
Repayments	(427)
Proceeds	119
Ending balance	8,272
Portion classified as current liabilities	(4,191)
Non-current portion	4,081
Guaranteed | Within one year
Borrowings
Ending balance	4,191
Guaranteed | In the second year
Borrowings
Ending balance	2,726
Guaranteed | In the third year
Borrowings
Ending balance	625
Guaranteed | Over three years
Borrowings
Ending balance	730
Secured
Borrowings
Beginning balance	29,895
Repayments	(49,959)
Proceeds	50,509
Net foreign exchange difference	(1,566)
Ending balance	28,879
Portion classified as current liabilities	(14,929)
Non-current portion	13,950
Secured | Within one year
Borrowings
Ending balance	14,929
Secured | In the second year
Borrowings
Ending balance	13,950
Unsecured
Borrowings
Beginning balance	29,626
Repayments	(5,133)
Proceeds	64,140
Net foreign exchange difference	505
Ending balance	89,138
Portion classified as current liabilities	(79,099)
Non-current portion	10,039
Unsecured | Within one year
Borrowings
Ending balance	79,099
Unsecured | Over three years
Borrowings
Ending balance	€ 10,039